Advances to suppliers (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Advances to suppliers
Advances to suppliers	$ 4,823,594	$ 14,596,906
Allowance for doubtful accounts	(1,494,832)	(1,517,017)
Including:
Advances to suppliers, net	3,328,762	13,079,889
Advances to suppliers, current	$ 3,328,762	$ 13,079,889